Supplement to the
Fidelity's Government Bond Funds
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

GOV-SLM-14-01  January 17, 2014
1.937409.103

Supplement to the
Fidelity® GNMA Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

MOG-14-01  January 17, 2014
1.966444.101

Supplement to the
Fidelity® Total Bond Fund
October 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

TBD-14-01  January 17, 2014
1.780489.114

Supplement to the
Fidelity® Ultra-Short Bond Fund
September 28, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

ULB-14-01  January 17, 2014
1.777255.118